25. Borrowings (Details) - ARS ($) $ in Thousands		Dec. 31, 2019	Dec. 31, 2018
Disclosure of detailed information about borrowings [line items]
Non-current borrowings		$ 8,197,429	$ 11,059,857
Current borrowings		1,659,236	1,656,799
Corporate notes
Disclosure of detailed information about borrowings [line items]
Non-current borrowings	[1]	8,197,429	9,610,574
Interest from corporate notes
Disclosure of detailed information about borrowings [line items]
Current borrowings		143,462	169,175
Borrowings
Disclosure of detailed information about borrowings [line items]
Non-current borrowings		0	1,449,283
Current borrowings		$ 1,515,774	$ 1,487,624

[1]	Net of debt issuance, repurchase and redemption expenses.